CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment, net	$ 5,556,263	$ 5,824,801
Intangible assets, net	1,332,508	1,372,176
Right-of-use assets, net	111,741	108,738
Investments in non-consolidated companies	1,540,646	1,383,774
Other investments	119,902	320,254
Derivative financial instruments		7,080
Deferred tax assets	208,870	245,547
Receivables, net	211,720	205,888
Non-current assets	9,081,650	9,468,258
Current assets
Inventories, net	3,986,929	2,672,593
Receivables and prepayments, net	183,811	96,276
Current tax assets	243,136	193,021
Trade receivables, net	2,493,940	1,299,072
Derivative financial instruments	30,805	4,235
Other investments	438,448	397,849
Cash and cash equivalents	1,091,527	318,127
Current assets	8,468,596	4,981,173
Total assets	17,550,246	14,449,431
EQUITY
Shareholders' equity	13,905,709	11,960,578
Non-controlling interests	128,728	145,124
Total equity	14,034,437	12,105,702
Non-current liabilities
Borrowings	46,433	111,432
Lease liabilities	83,616	82,694
Deferred tax liabilities	269,069	274,721
Other liabilities	230,142	231,681
Provisions	98,126	83,556
Non-current liabilities	727,386	784,084
Current liabilities
Borrowings	682,329	219,501
Lease liabilities	28,561	34,591
Derivative financial instruments	7,127	11,328
Current tax liabilities	376,240	143,486
Other liabilities	260,614	203,725
Provisions	11,185	9,322
Customer advances	242,910	92,436
Trade payables	1,179,457	845,256
Current liabilities	2,788,423	1,559,645
Total liabilities	3,515,809	2,343,729
Total equity and liabilities	$ 17,550,246	$ 14,449,431